Subsequent events (Details) - plaintiff	Sep. 30, 2019	Jul. 26, 2019	Sep. 19, 2019
Base Chemicals - Investment in Sasol Huntsman GmbH & co KG
Disclosure of non-adjusting events after reporting period
Percentage of equity interest sold		50.00%
Base Chemicals - Investment in Sasol Huntsman GmbH & co KG | Assets as held for sale
Disclosure of non-adjusting events after reporting period
Percentage of equity interest sold	50.00%
Nhlapo and 941 others versus Sasol Mining (Pty) Ltd | Litigation
Disclosure of non-adjusting events after reporting period
Number of plaintiffs			942